DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
DEBT
Schedule of components of debt

	As of March 31,	As of December 31,
	2022	2021
Senior Notes	$300,000	$300,000
USD Term Loans	995,200	997,800
EUR Term Loans	468,189	473,798
Less: issuance costs and discounts amortized to interest expense	(12,697)	(14,127)
Less: short-term debt – net	(6,418)	(6,481)
Long-term debt – net	$1,744,274	$1,750,990

Debt included the following (in thousands):

	December 31,
	2021	2020
Senior Notes	$300,000	$300,000
USD Term Loans	997,800	1,008,200
EUR Term Loans	473,798	520,316
Less: issuance costs and discounts amortized to interest expense	(14,127)	(20,785)
Less: short-term debt – net	(6,481)	(14,271)
Long-term debt – net	$1,750,990	$1,793,460